Note 12 - Other Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12.	OTHER LIABILITIES

The components of other liabilities are as follows:

	2016	2015
(Dollar amounts in thousands)
Accrued interest payable	$395	$395
Supplemental Executive Retirement Plan	1,125	1,091
Accrued salary expense	768	689
Other	843	449

Total	$3,131	$2,624